Roundhill IO Digital Infrastructure ETF
Schedule of Investments
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 78.5%
Engineering & Construction — 13.4%
Cellnex Telecom SA (b)(c)	3,202	$99,720
China Tower Corp., Ltd. (b)(c)	668,000	71,481
Infrastrutture Wireless Italiane SpA (b)(c)	1,559	13,700
Sarana Menara Nusantara Tbk PT (b)	487,100	39,505
		224,406
Internet — 5.4%
ARTERIA Networks Corp. (b)	1,600	13,165
Cogent Communications Holdings, Inc.	1,145	59,723
Vnet Group, Inc. - ADR (a)(b)	3,217	17,694
		90,582
Media — 34.7% (e)
Altice USA, Inc. - Class A (a)	10,580	61,681
Cable One, Inc.	84	71,656
Charter Communications, Inc. - Class A (a)	353	107,082
Cogeco Communications, Inc. (b)	2,367	124,220
Comcast Corp. - Class A	3,751	110,017
Converge Information and Communication Technology Solutions, Inc. (a)(b)	49,100	10,972
Liberty Global PLC - Class A (a)(b)	754	11,755
Liberty Latin America, Ltd. - Class C (a)(b)	2,125	13,069
NOS SGPS SA (b)	4,140	13,562
Quebecor, Inc. - Class B (b)	691	12,809
Telenet Group Holding NV (b)	1,035	14,307
WideOpenWest, Inc. (a)	2,203	27,031
		578,161
Telecommunications — 25.0% (e)
Chindata Group Holdings, Ltd. - ADR (a)(b)	1,723	13,922
Chorus, Ltd. (b)	3,042	13,077
Consolidated Communications Holdings, Inc. (a)	8,679	36,105
Cyxtera Technologies, Inc. (a)	7,409	30,229
DigitalBridge Group, Inc.	3,332	41,683
GDS Holdings, Ltd. - ADR (a)(b)	634	11,196
Gogo, Inc. (a)	5,966	72,308
HKBN, Ltd. (b)	16,000	12,413
Lumen Technologies, Inc.	10,255	74,656
NetLink NBN Trust (b)	22,101	13,939
NEXTDC, Ltd. (a)(b)	2,249	12,754
Telekom Malaysia Berhad (b)	47,491	56,022
TIME dotCom Berhad (b)	13,984	13,933
Tower Bersama Infrastructure Tbk PT (b)	75,500	14,032
		416,269
TOTAL COMMON STOCKS (Cost $1,912,411)		1,309,418

REAL ESTATE INVESTMENT TRUSTS — 20.9%
American Tower Corp.	469	100,694
Crown Castle International Corp.	293	42,353
Digital Realty Trust, Inc.	411	40,763
Equinix, Inc.	109	62,004
Keppel DC REIT (b)	10,819	12,818
SBA Communications Corp.	185	52,660
Uniti Group, Inc.	5,342	37,127
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $455,350)		348,419

SHORT-TERM INVESTMENTS - 0.5%
Money Market Fund — 0.5%
First American Government Obligations Fund, Class X, 2.77% (d)	7,757	7,757
TOTAL SHORT-TERM INVESTMENTS (Cost $7,757)		7,757

TOTAL INVESTMENTS (Cost $2,375,518) — 99.9%		1,665,594
Other assets and liabilities, net — (0.1)%		1,232
NET ASSETS — 100.0%		$1,666,826

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the seven day yield at period end.
(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	61.6%
Canada	8.2%
Spain	6.0%
China	4.3%
Malaysia	4.2%
Cayman Islands	3.3%
Indonesia	3.2%
Belgium	0.9%
Singapore	1.6%
Italy	0.8%
Portugal	0.8%
Japan	0.8%
New Zealand	0.8%
Bermuda	0.8%
Australia	0.8%
United Kingdom	0.7%
Philippines	0.6%
Total Country	99.4%
SHORT-TERM INVESTMENTS	0.5%
TOTAL INVESTMENTS	99.9%
Other assets and liabilities, net	0.1%
NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$1,309,418	$-	$-	$1,309,418
Money Market Fund	7,757	-	-	7,757
Real Estate Investment Trusts	348,419	-	-	348,419
Total Investments - Assets	$1,665,594	$-	$-	$1,665,594

* See the Schedule of Investments for industry classifications.